Federated Managed Volatility Fund
A Portfolio of Federated Equity Funds
CLASS A SHARES (TICKER FVOAX)
CLASS C SHARES (TICKER FVOCX)
INSTITUTIONAL SHARES (TICKER FVOIX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017
Effective May 1, 2017, please remove all references to Michael T. Dieschbourg in the documents listed above.
April 27, 2017
Federated Managed Volatility Fund
Federated Investors Funds
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Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453801 (4/17)
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